Pension and Postretirement Benefit Plans and Defined Contribution Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%		100.00%
Plan assets	[2]	$ 469	[1]	$ 494	[1]	$ 458
Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		0.00%		0.00%
Plan assets	[1]	$ 0		$ 0
Equity Securities [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Equity and debt securities, percentage of plan assets		0.00%		0.00%
Fixed Income Securities [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Equity and debt securities, percentage of plan assets		0.00%		0.00%
Plan assets	[1]	$ 0		$ 0
Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		100.00%		100.00%
Insurance Contracts [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	[1]	$ 469		$ 494
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%		100.00%
Plan assets	[3]	$ 13,051		$ 14,284		12,556
United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		3.40%		4.60%
Plan assets		$ 443		$ 655
United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		31.30%		37.50%
Plan assets		$ 177		$ 253
United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		47.10%		39.60%
Plan assets		$ 96		$ 94
United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	[4]	18.20%		18.30%
United States [Member] | Insurance Contracts [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		$ 192		$ 215
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%		100.00%
Plan assets	[5]	$ 8,215		$ 8,863		$ 7,683
Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		3.00%		4.30%
Plan assets		$ 246		$ 385
Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		22.90%		34.40%
Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		46.30%		39.30%
Plan assets		$ 1,770		$ 2,181
Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets		27.90%		21.90%
Foreign Plan [Member] | Insurance Contracts [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	[6]	$ 759		$ 496
Minimum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Minimum [Member] | Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		95.00%
Minimum [Member] | United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Minimum [Member] | United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		35.00%
Minimum [Member] | United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		28.00%
Minimum [Member] | United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	[4]	5.00%
Minimum [Member] | Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		0.00%
Minimum [Member] | Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		20.00%
Minimum [Member] | Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		35.00%
Minimum [Member] | Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		10.00%
Maximum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		5.00%
Maximum [Member] | Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Maximum [Member] | United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		10.00%
Maximum [Member] | United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		55.00%
Maximum [Member] | United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		53.00%
Maximum [Member] | United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	[4]	20.00%
Maximum [Member] | Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		10.00%
Maximum [Member] | Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		40.00%
Maximum [Member] | Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		60.00%
Maximum [Member] | Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		35.00%

[1]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[2]	The favorable change in the funded status of our postretirement plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.
[3]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.
[4]	Actual percentage of plan assets in Other investments for 2018 includes $192 million, as compared to $215 million in 2017, related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $177 million in 2018, as compared to $253 million in 2017, related to an investment in a partnership whose primary holdings are public equity securities.
[5]	The favorable change in the international plans’ funded status was primarily due to favorable currency movements, partially offset by a decrease in the actual return on plan assets.
[6]	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.